Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2020
	(€ in thousands)
			CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	13,159	9,011	(603)	21,567
third party	12,556	9,011	—	21,567
intra-segment	603	—	(603)	—
Cost of sales	(8,115)	(6,697)		(14,812)
Gross profit	4,441	2,314		6,755
Gross profit in %	35.4%	25.7%		31.3%
Operating Expenses				(18,723)
Other operating expenses				(2,799)
Other operating income				1,603
Operating loss				(13,164)
Finance expense				(2,589)
Finance income				184
Financial result				(2,405)
Loss before income taxes				(15,569)
Income tax income (expense)				88
Net loss				(15,481)

	Year Ended December 31,
	2019		2018 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	13,454	11,148	12,248	13,761
Gross profit	4,284	2,892	3,708	5,437
Gross profit in %	31.8%	25.9%	30.3%	39.5%
PPE	13,093	14,250	11,804	15,871

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.